Benefit Plans (Asset Allocation For The Pension Plan By Asset Category) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Total	100.00%	100.00%
Target Allocation, Equity securities, minimum percentage	50.00%
Target Allocation, Equity securities, maximum percentage	100.00%
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities	80.00%	86.00%
Cash And Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fixed income and cash equivalents	20.00%	14.00%